Pay vs Performance Disclosure number in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	PEO-Michael Weening (President & CEO)		PEO-Carl Russo (Former CEO)				Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO ($) (1)	Compensation Actually Paid to PEO ($) (2)	Summary Compensation Table Total for PEO ($) (1)	Compensation Actually Paid to PEO ($) (2)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (1) (3)	Average Compensation Actually Paid to Non-PEO NEOs ($) (2) (3)	Total Shareholder Return ($) (4)	Peer Group Total Shareholder Return ($) (5)	Net Income (in millions) ($) (6)	Non-GAAP Operating Income (in millions) ($) (7)
2025	10,820,080	16,180,108	n/a	n/a	9,079,871	9,653,386	178	217	18	110
2024	8,265,659	2,278,161	n/a	n/a	6,507,529	2,816,175	117	184	(30)	31
2023	7,155,795	(13,126,694)	n/a	n/a	6,461,941	(2,804,301)	147	136	29	94
2022	22,278,030	17,458,995	3,866,660	(1,092,938)	6,724,491	5,951,904	230	116	41	99
2021	n/a	n/a	7,726,910	30,362,780	4,914,250	15,939,257	269	148	238	96

Company Selected Measure Name	Non-GAAP Operating Income
Named Executive Officers, Footnote	These amounts reflect the total compensation, as disclosed in the Summary Compensation Table, paid to our CEO (Mr. Weening in 2025, 2024, 2023 and 2022 and Mr. Russo in 2022 and 2021) and the average total compensation for our non-PEO NEOs in 2025, 2024, 2023, 2022 and 2021.The chart below outlines our non-PEO NEOs for 2025, 2024, 2023, 2022 and 2021.

2025	2024	2023	2022	2021
—	—	—	—	Michael Weening
Cory Sindelar	Cory Sindelar	Cory Sindelar	Cory Sindelar	Cory Sindelar
John Durocher (a)	-	-	-	-
Shane Eleniak	Shane Eleniak	Shane Eleniak	Shane Eleniak	Shane Eleniak
J. Matthew Collins (b)	J. Matthew Collins	J. Matthew Collins	J. Matthew Collins	J. Matthew Collins
(a)    Mr. Durocher was appointed COO in November 2025.
(b)    Mr. Collins served as our CCOO until his passing on May 7, 2025.

Peer Group Issuers, Footnote	The peer group reflects the S&P 500 Communications Equipment Index, assuming a fixed investment of $100 as of December 31, 2020.
PEO Total Compensation Amount	$ 10,820,080
PEO Actually Paid Compensation Amount	$ 16,180,108
Adjustment To PEO Compensation, Footnote	Compensation Actually Paid represents the total compensation from the Summary Compensation Table for each of our CEOs and the average total compensation for our non-PEO NEOs as adjusted to reflect changes in the fair value of our outstanding stock option awards in accordance with Item 402(v) of Regulation S-K. The table below details the adjustments for 2025.

		2025
		PEO (Weening) ($)	Average Non-PEO NEOs ($)
Summary Compensation Table Total		10,820,080	9,079,871
- Stock and Option Awards (a)		(9,227,829)	(8,008,059)
	+ Year End Fair Value of Equity Awards Granted in 2025	11,981,292	7,712,096
Equity Award Adjustments (b)	+ Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested at Year End	2,577,480	1,094,793
	+ Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	29,085	(225,315)
Compensation Actually Paid		16,180,108	9,653,386
(a)Reflects the grant date fair value of stock option awards as disclosed in the Summary Compensation Table for 2025.

(b)These amounts represent the sum of the fair value of all stock option awards granted during 2025, measured at the end of the year (or, for stock option awards that vested in 2025, as of the vesting date). Fair value is calculated in accordance with ASC Topic 718. For performance-based stock options, we have assumed achievement of performance goals at maximum (i.e., 100% of target).

Non-PEO NEO Average Total Compensation Amount	$ 9,079,871	$ 6,507,529	$ 6,461,941	$ 6,724,491	$ 4,914,250
Non-PEO NEO Average Compensation Actually Paid Amount	$ 9,653,386	2,816,175	(2,804,301)	5,951,904	15,939,257
Adjustment to Non-PEO NEO Compensation Footnote	Compensation Actually Paid represents the total compensation from the Summary Compensation Table for each of our CEOs and the average total compensation for our non-PEO NEOs as adjusted to reflect changes in the fair value of our outstanding stock option awards in accordance with Item 402(v) of Regulation S-K. The table below details the adjustments for 2025.

		2025
		PEO (Weening) ($)	Average Non-PEO NEOs ($)
Summary Compensation Table Total		10,820,080	9,079,871
- Stock and Option Awards (a)		(9,227,829)	(8,008,059)
	+ Year End Fair Value of Equity Awards Granted in 2025	11,981,292	7,712,096
Equity Award Adjustments (b)	+ Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested at Year End	2,577,480	1,094,793
	+ Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	29,085	(225,315)
Compensation Actually Paid		16,180,108	9,653,386
(a)Reflects the grant date fair value of stock option awards as disclosed in the Summary Compensation Table for 2025.

(b)These amounts represent the sum of the fair value of all stock option awards granted during 2025, measured at the end of the year (or, for stock option awards that vested in 2025, as of the vesting date). Fair value is calculated in accordance with ASC Topic 718. For performance-based stock options, we have assumed achievement of performance goals at maximum (i.e., 100% of target).

Compensation Actually Paid vs. Total Shareholder Return
The table below shows the relationship between the compensation actually paid to the PEOs and Average non-PEO NEOs relative to Total Shareholder Return (“TSR”) for Calix and the peer group for 2025, 2024, 2023, 2022 and 2021.

Compensation Actually Paid vs. Net Income
The table below shows the relationship between the compensation actually paid to the PEOs and Average non-PEO NEOs relative to net income and non-GAAP operating income for 2025, 2024, 2023, 2022 and 2021.
(1)Non-GAAP Operating Income is defined as operating income on a GAAP basis less certain items that are not considered indicative of our performance, consisting of: stock-based compensation, intangible asset amortization and other charges. Reconciliation of these non-GAAP amounts to GAAP is provided in Appendix B.

Compensation Actually Paid vs. Company Selected Measure
The table below shows the relationship between the compensation actually paid to the PEOs and Average non-PEO NEOs relative to net income and non-GAAP operating income for 2025, 2024, 2023, 2022 and 2021.
(1)Non-GAAP Operating Income is defined as operating income on a GAAP basis less certain items that are not considered indicative of our performance, consisting of: stock-based compensation, intangible asset amortization and other charges. Reconciliation of these non-GAAP amounts to GAAP is provided in Appendix B.

Total Shareholder Return Vs Peer Group
The table below shows the relationship between the compensation actually paid to the PEOs and Average non-PEO NEOs relative to Total Shareholder Return (“TSR”) for Calix and the peer group for 2025, 2024, 2023, 2022 and 2021.

Tabular List, Table
The Company and the Talent and Compensation Committee consider the following metrics to have the greatest influence on executive pay for our PEO and other NEOs: Bookings, Revenue, Non-GAAP Gross Margin and Non-GAAP Operating Income.

Total Shareholder Return Amount	$ 178	117	147	230	269
Peer Group Total Shareholder Return Amount	217	184	136	116	148
Net Income (Loss)	$ 18,000,000	$ (30,000,000)	$ 29,000,000	$ 41,000,000	$ 238,000,000
Company Selected Measure Amount	110	31	94	99	96
PEO Name	Mr. Weening	Mr. Weening	Mr. Weening		Mr. Russo
Additional 402(v) Disclosure	Total Shareholder Return for each year is based on an initial fixed investment of $100 in our stock on December 31, 2020.The dollar amounts reported reflect our net income as reported in our audited financial statements for each applicable year.
Measure:: 1
Pay vs Performance Disclosure
Name	Bookings
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Non-GAAP Gross Margin
Measure:: 4
Pay vs Performance Disclosure
Name	Non-GAAP Operating Income
Non-GAAP Measure Description	The dollar amounts represent the most important financial performance measure not otherwise reported in the above table that is used by the Company to link actual compensation paid during the most recent year to the Company’s performance, as required pursuant to Item 402(v) of Regulation S-K. Non-GAAP Operating Income is defined as operating income on a GAAP basis less certain items that are not considered indicative of our performance, consisting of: stock-based compensation, intangible asset amortization and other charges. Reconciliation of these non-GAAP amounts to GAAP is provided in Appendix B.
Michael Weening [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 10,820,080	$ 8,265,659	$ 7,155,795	$ 22,278,030
PEO Actually Paid Compensation Amount	16,180,108	$ 2,278,161	$ (13,126,694)	$ 17,458,995
PEO Name				Mr. Weening
Carl Russo [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 3,866,660	$ 7,726,910
PEO Actually Paid Compensation Amount				$ (1,092,938)	$ 30,362,780
PEO Name				Mr. Russo
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,227,829)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,981,292
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,577,480
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	29,085
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,008,059)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,712,096
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,094,793
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (225,315)